UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22895

Capitol Series Trust

(Exact name of registrant as specified in charter)

Ultimus Asset Services, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Zachary P. Richmond

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code: 513-587-3400

Date of fiscal year end: 9/30

Date of reporting period: 12/31/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

FULLER & THALER BEHAVIORAL SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 92.68%
Auto Components — 1.86%
Visteon Corporation(a)	58,000	$7,258,120

Automobiles — 2.10%
Thor Industries, Inc.	54,400	8,199,168

Banks — 5.16%
Farmers National Banc Corporation	122,336	1,804,456
Financial Institutions, Inc.	100,100	3,113,110
First Internet Bancorp	26,550	1,012,883
Hancock Holding Company	59,200	2,930,400
Northrim BanCorp, Inc.	22,084	747,543
Old Line Bancshares, Inc.	42,646	1,255,498
TowneBank	149,900	4,609,425
TriState Capital Holdings, Inc.(a)	191,800	4,411,400
WashingtonFirst Bankshares, Inc.	7,420	254,209

		20,138,924

Building Products — 3.39%
Trex Company, Inc.(a)	122,200	13,245,258

Capital Markets — 2.41%
Hamilton Lane, Inc., Class A	71,200	2,519,768
Moelis & Company, Class A	64,100	3,108,850
Piper Jaffray Companies	44,100	3,803,625

		9,432,243

Chemicals — 3.25%
Innophos Holdings, Inc.	69,400	3,243,062
KMG Chemicals, Inc.	52,300	3,455,984
Koppers Holdings, Inc.(a)	21,100	1,073,990
Trinseo S.A.	68,000	4,936,800

		12,709,836

Commercial Services & Supplies — 3.24%
Casella Waste Systems, Inc., Class A(a)	70,600	1,625,212
Healthcare Services Group, Inc.	25,800	1,360,176
Quad Graphics, Inc.	52,500	1,186,500
SP Plus Corporation(a)	229,540	8,515,934

		12,687,822

Communications Equipment — 1.95%
Extreme Networks, Inc.(a)	610,000	7,637,200

See accompanying notes which are an integral part of this schedule of investments.

FULLER & THALER BEHAVIORAL SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS - continued

December 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 92.68% - continued
Construction & Engineering — 2.92%
Comfort Systems USA, Inc.	242,700	$10,593,855
Quanta Services, Inc.(a)	21,400	836,954

		11,430,809

Diversified Consumer Services — 0.26%
Collectors Universe, Inc.	35,400	1,013,856

Electronic Equipment, Instruments & Components — 3.80%
Control4 Corporation(a)	46,300	1,377,888
Insight Enterprises, Inc.(a)	8,900	340,781
SYNNEX Corporation	32,700	4,445,565
TTM Technologies, Inc.(a)	493,200	7,728,444
Vishay Precision Group, Inc.(a)	38,700	973,305

		14,865,983

Equity Real Estate Investment Trusts (REITs) — 8.21%
Armada Hoffler Properties, Inc.	596,900	9,269,857
City Office REIT, Inc.	124,800	1,623,648
CorEnergy Infrastructure Trust, Inc.	62,680	2,394,376
Franklin Street Properties Corporation	461,200	4,953,288
InfraREIT, Inc.	139,300	2,588,194
OUTFRONT Media, Inc.	15,000	348,000
Select Income REIT	108,900	2,736,657
Xenia Hotel & Resorts, Inc.	379,800	8,199,882

		32,113,902

Food Products — 0.05%
John B. Sanfilippo & Son, Inc.	3,100	196,075

Health Care Equipment & Supplies — 0.86%
Lantheus Holdings, Inc.(a)	89,200	1,824,140
Masimo Corporation(a)	18,300	1,551,840

		3,375,980

Health Care Providers & Services — 0.53%
Chemed Corporation	8,600	2,089,972

Hotels, Restaurants & Leisure — 4.40%
Bob Evans Farms, Inc.	70,800	5,580,456
Del Frisco’s Restaurant Group, Inc.(a)	74,700	1,139,175
Marcus Corporation (The)	13,200	361,020
Ruth’s Hospitality Group, Inc.	468,056	10,133,412

		17,214,063

See accompanying notes which are an integral part of this schedule of investments.

FULLER & THALER BEHAVIORAL SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS - continued

December 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 92.68% - continued
Household Durables — 1.02%
Beazer Homes USA, Inc.(a)	201,300	$3,866,973
Hamilton Beach Brands Holding Company, Class A(a)	4,600	118,174

		3,985,147

Household Products — 3.37%
Central Garden & Pet Company, Class A(a)	349,644	13,185,075

Industrial Conglomerates — 0.76%
Raven Industries, Inc.	87,000	2,988,450

Insurance — 0.52%
Heritage Insurance Holdings, Inc.	21,000	378,420
James River Group Holdings Limited	41,600	1,664,416

		2,042,836

Internet Software & Services — 2.89%
Blucora, Inc.(a)	510,588	11,283,995

IT Services — 3.29%
Convergys Corporation	163,100	3,832,850
CSG Systems International, Inc.	143,139	6,272,351
EPAM Systems, Inc.(a)	25,800	2,771,694

		12,876,895

Leisure Products — 0.50%
Johnson Outdoors, Inc., Class A	31,400	1,949,626

Life Sciences Tools & Services — 5.02%
Bruker Corporation	268,800	9,225,216
PRA Health Sciences, Inc.(a)	114,300	10,409,301

		19,634,517

Machinery — 0.22%
Spartan Motors, Inc.	38,300	603,225
SPX Corp.(a)	8,100	254,259

		857,484

Metals & Mining — 0.79%
Gold Resource Corporation	700,000	3,080,000

Mortgage Real Estate Investment Trusts (REITs) — 0.68%
Invesco Mortgage Capital, Inc.	148,500	2,647,755

See accompanying notes which are an integral part of this schedule of investments.

FULLER & THALER BEHAVIORAL SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS - continued

December 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 92.68% - continued
Multi-Utilities — 0.14%
Unitil Corporation	12,400	$565,688

Oil, Gas & Consumable Fuels — 0.75%
W&T Offshore, Inc.(a)	802,000	2,654,620
World Fuel Services Corporation	10,400	292,656

		2,947,276

Pharmaceuticals — 6.55%
Catalent, Inc.(a)	230,700	9,477,156
Corcept Therapeutics, Inc.(a)	440,300	7,951,818
Phibro Animal Health Corporation, Class A	243,550	8,158,925

		25,587,899

Professional Services — 0.30%
CRA International, Inc.	25,900	1,164,205

Real Estate Management & Development — 1.44%
HFF, Inc., Class A(a)	18,200	885,248
Marcus & Millichap, Inc.(a)	38,900	1,268,529
RMR Group, Inc. (The), Class A	58,325	3,458,673

		5,612,450

Road & Rail — 3.63%
Landstar System, Inc.	136,300	14,188,830

Semiconductors & Semiconductor Equipment — 4.01%
Alpha & Omega Semiconductor Limited(a)	31,700	518,612
Cirrus Logic, Inc.(a)	34,900	1,809,914
Ultra Clean Holdings, Inc.(a)	578,300	13,352,947

		15,681,473

Specialty Retail — 5.84%
DSW, Inc., Class A	411,050	8,800,581
Sally Beauty Holdings, Inc.(a)	617,000	11,574,920
Sleep Number Corporation(a)	53,300	2,003,547
Winmark Corporation	3,400	439,960

		22,819,008

Textiles, Apparel & Luxury Goods — 0.35%
Perry Ellis International, Inc.(a)	53,900	1,349,656

Thrifts & Mortgage Finance — 4.32%
Federal Agricultural Mortgage Corporation, Class C	70,701	5,531,646
NMI Holdings, Inc., Class A(a)	662,119	11,256,023

See accompanying notes which are an integral part of this schedule of investments.

FULLER & THALER BEHAVIORAL SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS - continued

December 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 92.68% - continued
Thrifts & Mortgage Finance — 4.32% - continued
Western New England Bancorp, Inc.	9,500	$103,550

		16,891,219

Trading Companies & Distributors — 1.90%
Rush Enterprises, Inc., Class A(a)	146,500	7,443,665

Total Common Stocks (Cost $333,571,907)		362,392,360

MONEY MARKET FUNDS - 6.34%

Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.19%(b)	24,803,628	24,803,628

Total Money Market Funds (Cost $24,803,628)		24,803,628

Total Investments — 99.02% (Cost $358,375,535)		387,195,988

Other Assets in Excess of Liabilities — 0.98%		3,828,580

NET ASSETS — 100.00%		$391,024,568

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2017.

The industries shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of this schedule of investments.

FULLER & THALER BEHAVIORAL SMALL-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.29%

Aerospace & Defense — 2.58%
AeroVironment, Inc.(a)	1,450	$81,432

Auto Components — 3.17%
Visteon Corporation(a)	800	100,112

Biotechnology — 5.08%
Emergent BioSolutions, Inc.(a)	1,900	88,293
Sarepta Therapeutics, Inc.(a)	1,300	72,332

		160,625

Building Products — 5.80%
Builders FirstSource, Inc.(a)	5,050	110,040
Trex Company, Inc.(a)	675	73,163

		183,203

Communications Equipment — 2.24%
Lumentum Holdings, Inc.(a)	1,450	70,905

Construction & Engineering — 3.25%
MasTec, Inc.(a)	2,100	102,795

Consumer Finance — 2.48%
Green Dot Corporation, Class A(a)	1,300	78,338

Diversified Consumer Services — 3.12%
Grand Canyon Education, Inc.(a)	1,100	98,483

Food Products — 5.39%
B&G Foods, Inc.	2,400	84,360
Flowers Foods, Inc.	4,450	85,930

		170,290

Health Care Equipment & Supplies — 2.45%
Inogen, Inc.(a)	650	77,402

Health Care Providers & Services — 3.99%
Tivity Health, Inc.(a)	3,450	126,098

Hotels, Restaurants & Leisure — 2.83%
Eldorado Resorts, Inc.(a)	2,700	89,505

See accompanying notes which are an integral part of this schedule of investments.

FULLER & THALER BEHAVIORAL SMALL-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS - continued

December 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.29% - continued
Internet & Direct Marketing Retail — 2.83%
Nutrisystem, Inc.	1,700	$89,420

Internet Software & Services — 12.20%
Hortonworks, Inc.(a)	7,600	152,836
MINDBODY, Inc., Class A(a)	2,400	73,080
Nutanix, Inc.(a)	2,150	75,852
Yelp, Inc.(a)	2,000	83,920

		385,688

Machinery — 6.42%
Manitowoc Company, Inc. (The)(a)	2,000	78,680
Navistar International Corporation(a)	2,900	124,351

		203,031

Media — 2.42%
World Wrestling Entertainment, Inc., Class A	2,500	76,450

Semiconductors & Semiconductor Equipment — 7.38%
Advanced Micro Devices, Inc.(a)	13,050	134,154
MKS Instruments, Inc.	1,050	99,225

		233,379

Software — 16.11%
FireEye, Inc.(a)	6,650	94,430
Proofpoint, Inc.(a)	950	84,370
Take-Two Interactive Software, Inc.(a)	1,450	159,180
Varonis Systems, Inc.(a)	1,600	77,680
Zynga, Inc., Class A(a)	23,300	93,200

		508,860

Textiles, Apparel & Luxury Goods — 8.55%
Crocs, Inc.(a)	5,000	63,200
Deckers Outdoor Corporation(a)	1,250	100,313
G-III Apparel Group Limited(a)	2,900	106,980

		270,493

Total Common Stocks (Cost $3,142,120)		3,106,509

MONEY MARKET FUNDS - 1.68%

Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.19%(b)	52,940	52,940

Total Money Market Funds (Cost $52,940)		52,940

See accompanying notes which are an integral part of this schedule of investments.

FULLER & THALER BEHAVIORAL SMALL-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS - continued

December 31, 2017 (Unaudited)

Total Investments — 99.97% (Cost $3,195,060)	$3,159,449

Other Assets in Excess of Liabilities — 0.03%	840

NET ASSETS — 100.00%	$3,160,289

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2017.

The industries shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of this schedule of investments.

FULLER & THALER BEHAVIORAL MID-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 93.60%

Aerospace & Defense — 1.53%
Arconic, Inc.	1,750	$47,688

Banks — 6.42%
Commerce Bancshares, Inc.	1,100	61,424
KeyCorp	3,050	61,519
M&T Bank Corporation	450	76,945

		199,888

Building Products — 2.51%
Johnson Controls International PLC	2,050	78,126

Chemicals — 1.51%
Sherwin-Williams Company (The)	115	47,155

Commercial Services & Supplies — 2.06%
Republic Services, Inc.	950	64,230

Consumer Finance — 2.23%
Synchrony Financial	1,800	69,498

Containers & Packaging — 4.57%
Crown Holdings, Inc.(a)	1,400	78,750
Graphic Packaging Holding Company	4,100	63,345

		142,095

Electric Utilities — 5.69%
Alliant Energy Corporation	1,450	61,784
Edison International	850	53,754
Pinnacle West Capital Corporation	725	61,756

		177,294

Electrical Equipment — 1.51%
AMETEK, Inc.	650	47,106

Energy Equipment & Services — 1.77%
Patterson-UTI Energy, Inc.	2,400	55,224

Equity Real Estate Investment Trusts (REITs) — 8.59%
American Tower Corporation	340	48,508
Brixmor Property Group, Inc.	3,400	63,443
Colony NorthStar, Inc., Class A	3,950	45,070
Public Storage	300	62,700

See accompanying notes which are an integral part of this schedule of investments.

FULLER & THALER BEHAVIORAL MID-CAP VALUE FUND

SCHEDULE OF INVESTMENTS - continued

December 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 93.60% - continued
Equity Real Estate Investment Trusts (REITs) — 8.59% - continued
Retail Properties of America, Inc., Class A	3,550	$47,712

		267,433

Food Products — 3.50%
Ingredion, Inc.	335	46,833
J.M. Smucker Company (The)	500	62,120

		108,953

Health Care Providers & Services — 6.04%
Centene Corporation(a)	400	40,352
Henry Schein, Inc.(a)	1,200	83,856
Laboratory Corporation of America Holdings(a)	400	63,804

		188,012

Hotels, Restaurants & Leisure — 2.27%
Aramark	1,650	70,521

Household Durables — 2.53%
Newell Brands, Inc.	2,550	78,795

Industrial Conglomerates — 1.00%
Roper Technologies, Inc.	120	31,080

Insurance — 8.27%
Assured Guaranty Limited	1,350	45,725
Everest Re Group Limited	350	77,441
Markel Corporation(a)	70	79,739
Torchmark Corporation	600	54,426

		257,331

IT Services — 2.52%
Amdocs Limited	1,200	78,576

Machinery — 3.21%
Donaldson Company, Inc.	1,100	53,844
Snap-on, Inc.	265	46,190

		100,034

Multi-Line Retail — 3.48%
Dollar General Corporation	675	62,782
Dollar Tree, Inc.(a)	425	45,607

		108,389

Multi-Utilities — 1.98%
CMS Energy Corporation	1,300	61,490

See accompanying notes which are an integral part of this schedule of investments.

FULLER & THALER BEHAVIORAL MID-CAP VALUE FUND

SCHEDULE OF INVESTMENTS - continued

December 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 93.60% - continued
Oil, Gas & Consumable Fuels — 5.52%
Anadarko Petroleum Corporation	1,750	$93,870
Pioneer Natural Resources Company	450	77,783

		171,653

Professional Services — 3.31%
Nielsen Holdings PLC	1,500	54,599
Verisk Analytics, Inc.(a)	500	48,000

		102,599

Road & Rail — 2.43%
Kansas City Southern	720	75,758

Software — 1.48%
Verint Systems, Inc.(a)	1,100	46,035

Specialty Retail — 6.13%
Advance Auto Parts, Inc.	450	44,861
CarMax, Inc.(a)	1,300	83,368
O’Reilly Automotive, Inc.(a)	260	62,540

		190,769

Trading Companies & Distributors — 1.54%
HD Supply Holdings, Inc.(a)	1,200	48,036

Total Common Stocks (Cost $2,919,385)		2,913,768

MONEY MARKET FUNDS - 6.29%

Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.19%(b)	195,675	195,675

Total Money Market Funds (Cost $195,675)		195,675

Total Investments — 99.89% (Cost $3,115,060)		3,109,443

Other Assets in Excess of Liabilities — 0.11%		3,293

NET ASSETS — 100.00%		$3,112,736

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2017.

See accompanying notes which are an integral part of this schedule of investments.

The industries shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of this schedule of investments.

At December 31, 2017, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

				Net Unrealized
	Tax Cost of	Gross Unrealized	Gross Unrealized	Appreciation/
	Securities	Appreciation	Depreciation	(Depreciation)
Small-Cap Equity Fund	$358,400,458	$31,338,063	$(2,542,533)	$28,795,530
Small-Cap Growth Fund	$3,195,060	$12,016	$(47,627)	$(35,611)
Mid-Cap Value Fund	$3,115,060	$12,189	$(17,806)	$(5,617)

Fuller & Thaler Funds

Related Notes to the Schedules of Investments

December 31, 2017

(Unaudited)

The Fuller & Thaler Behavioral Small-Cap Equity Fund (the “Small-Cap Equity Fund”), Fuller & Thaler Behavioral Small-Cap Growth Fund (the “Small-Cap Growth Fund”) and the Fuller & Thaler Behavioral Mid-Cap Value Fund (the Mid-Cap Value Fund”)(each a “Fund” and, collectively the “Funds”) are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income - Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from real estate investment trusts (REITs) and distributions from limited partnerships are recognized on the ex-date and included in dividend income. The calendar year-end classification of distributions received from REITs during the fiscal year are reported subsequent to year end; accordingly, each Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from limited partnerships is reclassified among the components of net assets upon receipt of K-1’s. Discounts and premiums on fixed income securities purchased are amortized or accreted over the life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fuller & Thaler Funds

Related Notes to the Schedules of Investments – (continued)

December 31, 2017

(Unaudited)

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the net asset value (“NAV”) of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to the Board of Trustees (“Board”) approved policies, the Funds rely on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security.

Sometimes, an equity security owned by a Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security may be classified as a Level 2 security. When market quotations are not readily available, when a Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Trust’s Valuation Committee, after consultation with Fuller & Thaler Asset Management, Inc. (the “Adviser”), in conformity with guidelines adopted by and subject to review of the Board. These securities are generally categorized as Level 3 securities.

Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the mutual funds. These securities are categorized as Level 1 securities.

In accordance with Capitol Series Trust’s (the “Trust”) valuation procedures, the Trust’s Valuation Committee, in consultation with the Adviser, is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued pursuant to the Trust’s Fair Valuation Procedures would be the amount that the Funds might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the opinion of the Valuation Committee, after consultation with the Adviser, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

Fuller & Thaler Funds

Related Notes to the Schedules of Investments – (continued)

December 31, 2017

(Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2017:

	Valuation Inputs
Small-Cap Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$362,392,360	$—	$—	$362,392,360
Money Market Funds	24,803,628	—	—	24,803,628

Total	$387,195,988	$—	$—	$387,195,988

Small-Cap Growth Fund
Common Stocks (a)	$3,106,509	$—	$—	$3,106,509
Money Market Funds	52,940	—	—	52,940

Total	$3,159,449	$—	$—	$3,159,449

Mid-Cap Value Fund
Common Stocks (a)	$2,913,768	$—	$—	$2,913,768
Money Market Funds	195,675	—	—	195,675

Total	$3,109,443	$—	$—	$3,109,443

(a)	Refer to Schedules of Investments for industry classifications.

The Funds did not hold any investments during the reporting period in which other significant observable inputs (Level 2) were used in determining fair value. The Funds did not hold any investments during the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels as of December 31, 2017 based on input levels assigned at September 30, 2017.

Item 2.	Controls and Procedures.

(a)    Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)    There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant     Capitol Series Trust

By	/s/ Matthew J. Miller
Matthew J. Miller, President

Date 2/27/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Matthew J. Miller
Matthew J. Miller, President

Date 2/27/2018

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date 2/27/2018